Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income taxes	Income taxes

	2022	2021
	$	$

Current tax expense
Current year	562	194
Adjustment for prior years	(281)	(33)
	281	161
Deferred tax expense
Origination and reversal of temporary differences	(1,959)	(2,511)
Change in unrecognized losses and deductible temporary differences	2,442	2,522
	483	11
	764	172
Rate reconciliation

A reconciliation of income tax expense and the product of accounting income (loss) before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2022	2021
	$	$
Income (loss) before income taxes	7,782	(13,429)
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	2,062	(3,559)
Foreign tax rate differential	4	124
Effect of permanent differences	(4,905)	477
Foreign exchange	1,120	545
Change in unrecognized deferred tax asset	2,483	2,585
Income tax expense	764	172

Deferred tax assets and liabilities

The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2022 and 2021, including the movement in deferred tax balances, are as follows:

	2021	Recognized in Statement of Income (Loss)	Other	2022
				$
Deferred tax assets
Non-capital loss carry forwards	654	748	—	1,402
Reserves	319	(193)	—	126
Property, plant and equipment and other assets	303	592	—	895
Pension	52	(52)	—	—
Financing charges	372	892	—	1,264
Other	186	(155)	17	48
Reclassification	(1,886)	—	(1,731)	(3,617)
	—	1,832	(1,714)	118
Deferred tax liabilities
Unrealized foreign exchange gains	(26)	(1,177)	—	(1,203)
Contract asset	(1,133)	(1,487)	—	(2,620)
Intangible assets	(394)	107	—	(287)
Property, plant and equipment and other assets	(559)	186	—	(373)
Pension	—	(65)	—	(65)
Other	(466)	121	—	(345)
Reclassification	1,886	—	1,731	3,617
	(692)	(2,315)	1,731	(1,276)
Net deferred tax liabilities	(692)	(483)	17	(1,158)

	2020	Recognized in Statement of Income (Loss)	Other	2021
				$
Deferred tax assets
Non-capital loss carry forwards	—	654		654
Unrealized foreign exchange losses	65	(65)		—
Reserves	361	(42)		319
Property, plant and equipment and other assets	109	194		303
Pension	—	52		52
Financing charges	247	125		372
Other	—	186		186
Reclassification	(782)	—	(1,104)	(1,886)
	—	1,104	(1,104)	—
Deferred tax liabilities
Unrealized foreign exchange gains	—	(26)		(26)
Contract asset	(710)	(423)		(1,133)
Intangible assets	(424)	30		(394)
Property, plant and equipment and other assets	(288)	(271)		(559)
Other	(67)	(425)	26	(466)
Reclassification	782	—	1,104	1,886
	(707)	(1,115)	1,130	(692)
Net deferred tax liabilities	(707)	(11)	26	(692)

The reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can realize the benefits:

	2022	2021
	$	$
Non-capital loss carry forwards	63,257	44,037
Other deductible temporary differences	13,545	22,442
Total unrecognized deductible temporary differences	76,802	66,479

Non-capital loss carryforwards expire pursuant to the table below and other deductible temporary differences have an unlimited carry forward period pursuant to current tax laws.

Unrecognized non-capital tax losses

Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2022	Expiry date	2021	Expiry date
	$		$
Expire	31,173	2036-2042	31,993	2036-2041
Never expire	32,084	Indefinite	12,044	Indefinite
	63,257		44,037

Unrecognized deferred tax liabilities

As at December 31, 2022, the aggregate amount of temporary differences associated with investments in subsidiaries for which the Company has not recognized deferred tax liabilities is $4,143 (2021 - $1,708) as the Company ultimately controls whether the such liabilities will be incurred and it is satisfied that it will not be incurred in the foreseeable future. The temporary differences relate to undistributed earnings of the Company's subsidiaries.